Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Segment Reporting [Line Items]
Segment Information
Note 9—Segment Information
ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.
The Company’s chief operating decision makers (“CODMs”) have been identified as the
Chief Executive Officer
and the Chief Financial Officer, who review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that the Company only has one operating segment.

The CODMs assess performance for the single segment and determine how to allocate resources based on net income or loss that also is reported on the condensed consolidated statements of operations as net income or loss. The measure of segment assets is reported on the condensed consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODMs review several key metrics, which include the following:

	September 30, 2025	December 31, 2024
Cash and marketable securities held in Trust Account	$419,552,466	$—
Cash	$1,135,562	$—

	For the Three Months Ended September 30, 2025	For the Three Months Ended September 30, 2024	For the Nine Months Ended September 30, 2025	For the Period from January 4, 2024 (inception) through September 30, 2024
General and administrative costs	$1,234,544	$69	$1,437,976	$51,910

Income earned on cash and marketable securities held in Trust Account	$4,393,948	$—	$6,552,466	$—

The key measures of segment profit or loss reviewed by the CODMs are general and administrative costs. General and administrative costs are reviewed and monitored by the CODMs to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Combination Period. The CODMs also review general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Note 8—Segment Information
ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision makers have been identified as the
Chief Executive Officer
and the Chief Financial Officer (“CODMs”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one
operating segment.
The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODMs review several key metrics, which include the following:

For the Period from January 4, 2024 (Inception) Through December 31, 2024
General and administrative costs	$51,910
The key measures of segment profit or loss reviewed by the CODMs are general and administrative costs. General and administrative costs are reviewed and monitored by the CODMs to manage and forecast cash to ensure enough capital is available to complete a Proposed Public Offering and eventually a Business Combination within the business combination period. The CODMs also review general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

ColdQuanta Inc dba Infleqtion [Member]
Segment Reporting [Line Items]
Segment Information
18. Segment Information
The Company derives revenues from customers by providing quantum computing solutions to its government and commercial customers from multiple locations throughout the world, but manages the business activities on a consolidated basis. The Company’s CODM is the Company’s
Chief Executive Officer
.
The segment information below is based on the manner in which financial information is used internally by the CODM for evaluating segment performance and deciding how to allocate resources to segments. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by CODM.

The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources, and evaluating financial performance. Accordingly, the Company determined that it operates in a single
operating and reportable segment.
The measure used by the Company’s CODM to assess performance and make operating decisions is net income or loss as reported on the condensed consolidated statements of operations. The Company’s condensed consolidated net income or loss is used by the CODM to identify underlying trends in the performance of the business and compare the Company’s financial performance against competitors.
Significant expense categories used by the CODM to assess performance or to make resource allocation decisions are cost of revenue, research and development, and general and administrative expense, as presented in the condensed consolidated statement of operations and comprehensive loss. Other segment items consist of the remaining income and expense items presented in the condensed consolidated statement of operations and comprehensive loss. Total assets reviewed by the CODM are those presented on the Company’s condensed consolidated balance sheets. Purchases of property and equipment reviewed by the CODM are those reported on the condensed consolidated statements of cash flows.
Refer to Footnote 1—
Summary of Operations and Significant Accounting Policies
for
customers
which represent significant concentrations of the Company’s total revenue and Footnote 2—
Revenue Recognition
for revenue by geographic area.

19. Segment Information
The Company derives revenues from customers by providing quantum computing solutions to its government and commercial customers from multiple locations throughout the world, but manages the business activities on a consolidated basis. The Company’s CODM is the Company’s
Chief Executive Officer
. The segment information below is based on the manner in which financial information is used internally by the CODM for evaluating segment performance and deciding how to allocate resources to segments. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by CODM.
The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources, and evaluating financial performance. Accordingly, the Company determined that it operates in a single
operating and reportable segment.
The measure used by the Company’s CODM to assess performance and make operating decisions is net income or loss as reported on the consolidated statements of operations. The Company’s consolidated net income or loss is used by the CODM to identify underlying trends in the performance of the business and compare the Company’s financial performance against competitors.
Significant expense categories used by the CODM to assess performance or to make resource allocation decisions are cost of revenue, research and development, and general and administrative expense, as presented in the consolidated statement of operations and comprehensive loss. Other segment items consist of the remaining income and expense items presented in the consolidated statement of operations and comprehensive loss. Total assets reviewed by the CODM are those presented on the Company’s consolidated balance sheets. Purchases of property and equipment reviewed by the CODM are those reported on the consolidated statements of cash flows.
Refer to Footnote 1—
Summary of Operations and Significant Accounting Policies
for customers which represent significant concentrations of the Company’s total revenue and Footnote 2—
Revenue Recognition
for revenue by geographic area.